Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and contingencies
Schedule of environmental obligations included in other current provisions and other noncurrent provisions

	December 31,
($ in millions)	2013	2012
Other provisions	37	33
Other non-current liabilities	116	73

Total environmental provisions	153	106

Best estimate of future payments for guarantee obligations

	December 31,
	2013	2012
($ in millions)	Maximum potential payments
Performance guarantees	149	149
Financial guarantees	77	83
Indemnification guarantees	50	190

Total	276	422

Provisions for warranties

($ in millions)	2013	2012
Balance at January 1,	1,291	1,324
Warranties assumed through acquisitions	111	4
Claims paid in cash or in kind	(294)	(219)
Net increase in provision for changes in estimates, warranties issued and warranties expired	245	149
Exchange rate differences	9	33

Balance at December 31,	1,362	1,291